RELATED PARTY TRANSACTIONS	12 Months Ended
Dec. 31, 2023
RELATED PARTY TRANSACTIONS
RELATED PARTY TRANSACTIONS

22.RELATED PARTY TRANSACTIONS

Korea Electric Power Corporation (“KEPCO”) and Korea Hydro & Nuclear Power (“KHNP”)

In connection with KEPCO’s indirect investment in Denison in June 2009, KEPCO and Denison became parties to a strategic relationship agreement. With KEPCO’s indirect ownership of Denison’s shares transferred from an affiliate of KEPCO to KHNP Canada Energy Ltd. (“KHNP Canada”), an affiliate of KEPCO’s wholly-owned subsidiary, KHNP, Denison and KHNP Canada entered into an amended and restated strategic relationship agreement (“KHNP SRA”) in September 2017. The KHNP SRA provides KHNP Canada, amongst other matters, the rights to: (a) subscribe for additional common shares in Denison’s future public equity offerings; (b) a right of first opportunity if Denison intends to sell any of its substantial assets; (c) a right to participate in certain purchases of substantial assets which Denison proposes to acquire; and (d) a right to nominate one director to Denison’s board so long as its share interest in Denison is above 5.0%.

KHNP Canada is also the majority member of the Korea Waterbury Uranium Limited Partnership (“KWULP”). KWULP is a consortium of investors that holds the non-Denison owned interests in Waterbury Lake Uranium Corporation (“WLUC”) and the WLULP, entities whose key asset is the Waterbury Lake property. At December 31, 2023, WLUC is owned by Denison Waterbury Corp (60%) and KWULP (40%) while the WLULP is owned by Denison Waterbury Corp (69.35% - limited partner), KWULP (30.63% - limited partner) and WLUC (0.02% - general partner). When a spending program is approved, each participant is required to fund these entities based upon its respective ownership interest or be diluted accordingly. Spending program approval requires 75% of the limited partners’ voting interest.

In January 2014, Denison agreed to allow KWULP to defer a decision regarding its funding obligation to WLUC and WLULP until September 30, 2015 and to not be immediately diluted as per the dilution provisions in the relevant agreements (“Dilution Agreement”). Instead, under the Dilution Agreement, dilution would be delayed until September 30, 2015 and then applied in each subsequent period, if applicable, in accordance with the original agreements. In exchange, Denison received authorization to approve spending programs on the property, up to an aggregate $10,000,000, until September 30, 2016 without obtaining approval from 75% of the voting interest. Under subsequent amendments, Denison and KWULP have agreed to extend Denison’s authorization under the Dilution Agreement to approve program spending up to an aggregate $20,000,000 until December 31, 2023.

In 2022, Denison funded 100% of the approved fiscal 2022 program for Waterbury Lake and KWULP continued to dilute its interest in the WLULP. As a result, Denison increased its interest in the WLULP from 66.90% to 67.41%, in two steps, which was accounted for using effective dates of May 31, 2023 and November 30, 2022. The increased ownership interest resulted in Denison recording its increased pro-rata share of the assets and liabilities of Waterbury Lake, the majority of which relates to an addition to mineral property assets of $363,000.

In 2023, Denison funded 100% of the approved fiscal 2023 program for Waterbury Lake and KWULP continued to dilute its interest in the WLULP. As a result, Denison increased its interest in the WLULP from 67.41% to 69.35%, which was accounted for using an effective date of October 31, 2023. The increased ownership interest resulted in Denison recording its increased pro-rata share of the assets and liabilities of Waterbury Lake, the majority of which relates to an addition to mineral property assets of $1,456,000.

Compensation of Key Management Personnel

Key management personnel are those persons having authority and responsibility for planning, directing and controlling the activities of the Company, directly or indirectly. Key management personnel includes the Company’s executive officers, vice-presidents and members of its Board of Directors.

The following compensation was awarded to key management personnel:

(in thousands)	2023	2022

Salaries and short-term employee benefits	$(3,302)	$(3,251)
Share-based compensation	(2,865)	(3,083)
Key management personnel compensation	$(6,167)	$(6,334)